Description of Business and Basis for Preparation (Tables)	6 Months Ended
Jun. 30, 2019
Disclosure Of Description Of Business And Summary Of Significant Accounting Policies [Abstract]
Reconciliation of operating lease liabilities at date of initial application of IFRS 16
Below is a reconciliation of the Group's operating lease commitments at December 31, 2018 and lease liabilities recognized on January 1, 2019:

in € thousands	January 1, 2019
Operating lease commitments as of December 31, 2018 as disclosed in the Group's consolidated financial statements	2,261
Contracts not containing a lease	(874)
Operating lease commitments as of January 1, 2019	1,387
Discounted using the weighted average incremental borrowing rate of 2.79% at January 1, 2019	1,331
Recognition exemption for leases with less than 12 months of lease term at transition	(14)
Lease liabilities recognized on January 1, 2019	1,317